                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:     March 31, 2002
                                               ----------------------


Check here if amendment:           __________  Amendment Number : __________
This Amendment (Check only one):   __________  is a restatement.
                                   __________  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MSD Capital, L.P.
             --------------------------------------------
Address:     645 Fifth Avenue, 21st Floor
             --------------------------------------------
             New York, NY  10022
             --------------------------------------------

Form 13F File Number:         28-5391
                        ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc R. Lisker, Esq.
             ---------------------------------
Title:       General Counsel, MSD Capital, L.P.
             ---------------------------------
Phone:       (212) 303-1668
             ---------------------------------

Signature, Place, and Date of Signing:


/s/ MARC R. LISKER                    New York, NY                May 14, 2002
----------------------------       -------------------          ---------------
      (Signature)                     (City, State)                 (Date)

Report Type (Check only one.):

-----------
     X       13F HOLDINGS REPORT. (Check here if all holdings of this reporting
-----------                        manager are reported in this report.)

-----------
            13F NOTICE. (Check here if no holdings reported are in this report,
-----------              and all holdings are reported by other reporting
                         manager(s).)
-----------
            13F COMBINATION REPORT. (Check here if a portion of the holdings
-----------                          for this reporting manager are reported
                                     in this report and a portion are reported by other reporting manager(s).)

  I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F Summary Page


Report Summary:


Number of Other Included Managers:                     0
                                                  ----------
Form 13F Information Table Entry Total:                3
                                                  ----------
Form 13F Information Table Value Total:              27,133  (thousands)
                                                  ----------


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

        Column 1             Column 2     Column 3  Column 4       Column 5        Column 6   Column 7        Column 8
------------------------  --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                     Value    Shrs or  SH/  Put/  Investment   Other      Voting Authority
     Name of Issuer       Title of Class   Cusip    (X$1000)  prn amt  PRN  Call  Discretion  Managers  Sole   Shared   None
------------------------  --------------  --------  --------  -------  ---  ----  ----------  --------  --------------------
EXE TECHNOLOGIES INC          COM         301504106      538  250,000   SH           SOLE               250,000   0      0
-----------------------------------------------------------------------------------------------------------------------------
I-MANY INC                    COM         44973Q103    3,912  788,649   SH           SOLE               788,649   0      0
-----------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                 COM         58155Q103   22,683  606,000   SH           SOLE               606,000   0      0
-----------------------------------------------------------------------------------------------------------------------------


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION